Concentration and Risks (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Concentration and Risks
Cash and cash equivalents, restricted cash and time deposits and short term investments subject to such government controls.	¥ 101,782,349	¥ 55,065,266
Percentage of appreciation of domestic currency (RMB) against foreign currency(US$)			2.30%
Percentage of depreciation of peoples domestic currency (RMB) against foreign currency(US$)	8.20%	1.70%